SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - Restricted Share Units [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	3,391,666
August 4, 2020 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	412,666
March 25, 2022 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.19
Stock Options Outstanding	1,182,000
March 29, 2028 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,797,000